Financial instruments and risk management	12 Months Ended
Dec. 31, 2025
Financial instruments and risk management
Financial instruments and risk management

15.Financial instruments and risk management

(a)Management of capital

The capital structure of the Company consists of equity attributable to shareholders, comprising issued share capital, contributed surplus and deficit. The Company’s objectives when managing capital are to: (i) preserve capital; (ii) obtain the best available net return; and (iii) maintain liquidity.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares. There were no changes to the Company’s approach to capital management during the year ended December 31, 2025.

(b)Fair value of financial instruments

The classification of financial instruments as well as their carrying amounts are presented in the table below:

	December 31, 2025
	Amortized cost	FVOCI	Total
	$	$	$
Financial assets
Cash	246,653	—	246,653
Investments	38,944,289	2,748,997	41,693,286
Financial assets[1]	39,190,942	2,748,997	41,939,939
Non-current	2,000,329	2,748,997	4,749,326

Financial liabilities
Accounts payable and accrued liabilities	591,878	—	591,878
Total	591,878	—	591,878

15.Financial instruments and risk management (cont’d)

	December 31, 2024
	Amortized cost	FVOCI	Total
	$	$	$
Financial assets
Cash	1,359,406	—	1,359,406
Investments	87,335	—	87,335
Financial assets[1]	1,446,741	—	1,446,741

Financial liabilities
Accounts payable and accrued liabilities	473,254	—	473,254
Loan payable	46,352	—	46,352
Total	519,606	—	519,606
Non-current	46,352	—	46,352

[1] Excludes taxes receivable, as these amounts do not represent a contractual right to receive cash or another financial asset.

Financial assets at FVOCI are presented in accordance with the fair value hierarchy. This hierarchy groups financial assets and liabilities into three levels based on the significance of inputs used in measuring the fair value of the financial assets and liabilities as defined in Note 3. The level within which the financial asset or liability is classified is determined based on the lowest level of significant input to the fair value measurement. The fair value of the investments classified as FVOCI (note 4), is measured under Level 3 of the fair value hierarchy. There have been no transfers between levels in the reporting periods.

The fair value of investments not quoted in an active market may be determined by the Company using reputable pricing sources or indicative prices from bond/debt market makers. The Company would exercise judgment and estimates on the quantity and quality of pricing sources used. Where no market data is available, the Company might value positions using its own models, which are usually based on valuation methods and techniques generally recognized as standard within the industry. The inputs into these models are primarily adjusted market data and discounted cash flows. The models used to determine fair values are validated and periodically reviewed by experienced personnel at the Company, independent of the party that created them.

The models used for private equity securities are based mainly on observable transaction data or discounted future cash flows, adjusted for lack of marketability and control premiums. The models used for debt securities are based on the net present value of estimated future cash flows, adjusted as appropriate for liquidity, and credit and market risk factors.

Models use observable data, to the extent practicable. However, areas such as credit risk (both own and counterparty), volatilities and correlations require management to make estimates. Changes in assumptions about these factors could affect the reported fair value of financial instruments. The sensitivity to unobservable inputs is based on management’s expectation of reasonably possible shifts in these inputs, taking into consideration historical volatility and estimations of future market movements. The determination of what constitutes ‘observable’ requires significant judgment by the Company. The Company considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

15.Financial instruments and risk management (cont’d)

The following table provides information on the valuation techniques and the inputs used.

Valuation technique	Key inputs	Relationship and sensitivity of unobservable inputs to fair value
1) Vertical Growth Equity Inc.
Discounted cash flow method	The Company uses future cash flows estimated using the interest rate on the instrument, discounted at a discount rate based on the investee company’s risk premiums.	A change in this discount rate applied would not have a significant impact on the value of the investment since the remaining maturity as at year-end is only 5 months.
2) Greybox Solutions Inc. [1]
Adjusted market method

In this approach, the Company used the fair value of the most recent financing round which was conducted at arm’s length. Management used this price to determine the value of the investee Company (inclusive of all classes of shares) and, based on a pro-rata share, calculated the price of the Company’s investment. Management then, based on judgment, applied a discount using judgment due to the non-voting characteristic of the investment.

Significant judgment was involved in determining the pro-rata value of the class of shares acquired. Additionally, had management applied a higher/lower discount of 10% the investment value would have decreased/increased by $70,000.

3) Krown Technologies, Inc.
Adjusted income approach

In this approach, the Company used the investee value determined using projected cash flows and applied a 35% discount based on judgment. The discount was set as such considering recent financial performance and the absence of recent rounds of financing.

A higher/lower discount of 15% would have resulted in a decrease/increase in fair value by approximately $90,000.

[1] Based on the terms of the investments, management assessed the initial fair value of the securities at $700,000 based on previous financing rounds conducted at arm’s length. However, since fair value is based on unobservable entity-specific inputs, the initial valuation was restricted to the transaction price determined to be $350,000, resulting in a deferred amount of $350,000, of which $59,760 is still deferred as of December 31, 2025. Management policy is to recognize in profit or loss the difference between the fair value at initial recognition and the transaction price based on subsequent financing rounds.

15.Financial instruments and risk management (cont’d)

(c)Credit risk

Credit risk is the risk of a loss if a counterparty to a financial instrument fails to meet its contractual obligations. The Company’s exposure to credit risk is limited to its cash balance and accounts receivable. Cash is maintained with high-credit quality Canadian financial institutions. Management considers the risk of non-performance related to cash and to accounts receivable in 2025 to be minimal.

An impairment analysis is performed at each reporting date on an individual basis for major items. Generally, the Company does not require collateral or other security from customers for trade accounts receivable; credit is extended following an evaluation of creditworthiness.

(d)Liquidity risk

The Company attempts to manage liquidity risk by maintaining sufficient cash balances. Liquidity requirements are managed based on expected cash flows to ensure that there is sufficient capital to meet short-term obligations. As at December 31, 2025, the Company had a cash balance of $246,554 (2024 - $1,359,406) and marketable investments of $36,953,960 (2024 - $87,335) to settle current liabilities of $630,896 (2024 - $473,354).

(d)Price risk

The Company is exposed to the risk of changes in share prices due to its investments in equity instruments of private companies. Investments are affected by various underlying factors. Please refer to note 15(b) for a sensitivity analysis.

(e)Currency risk

Exposure to currency exchange rates arises from cash and investments in foreign currencies. The Company had total USD exposure of $1,081,955 in 2025 (2024 - $Nil). A 5% increase in the exchange rate would have reduced the loss by $70,543 while a 5% decrease in the exchange rate would have increased the loss by $77,968.